Portfolio of investments—March 31, 2026 (unaudited)
Portfolio of investments

	Principal	Value
Closed-end fund obligations: 1.06%
California: 0.43%
Nuveen AMT-Free Municipal Credit Income Fund Preferred Shares Series C (25 shares) 2.88%144Aø	$2,500,000	$2,500,000
Nuveen California AMT-Free Quality Municipal Income Fund Preferred Shares Series A (22 shares) 2.82%144Aø	2,200,000	2,200,000
		4,700,000
Massachusetts: 0.63%
Nuveen AMT-Free Municipal Credit Income Fund Preferred Shares Series B (38 shares) 2.82%144Aø	3,750,000	3,750,000
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares Series 4-4895 (30 shares) 2.45%144Aø	3,000,000	3,000,000
		6,750,000
Total closed-end fund obligations (Cost $11,450,000)		11,450,000

	Interest rate	Maturity date
Municipal obligations: 97.86%
Alabama: 4.58%
Housing revenue: 0.18%
Alabama HFA Fred Marshall Court Ltd. Series Føø	3.15%	12-1-2028	1,900,000	1,903,247
Industrial development revenue: 0.23%
Industrial Development Board of the City of Mobile Alabama Power Co.øø	2.75	7-15-2034	2,500,000	2,477,750
Utilities revenue: 4.17%
Black Belt Energy Gas District Project No. 7 Series C-2 (SIFMA Municipal Swap+0.35%)±	2.77	10-1-2052	3,000,000	2,994,890
Black Belt Energy Gas District Series A	5.00	12-1-2029	1,500,000	1,567,533
Black Belt Energy Gas District Series C	5.50	6-1-2027	1,270,000	1,300,224
Black Belt Energy Gas District Series C	5.50	6-1-2028	1,600,000	1,666,585
Black Belt Energy Gas District Series D2 (U.S. SOFR+1.40%) (Royal Bank of Canada LIQ)±	3.83	7-1-2052	3,500,000	3,514,985
Black Belt Energy Gas District Series E	5.00	5-1-2029	1,790,000	1,857,003
Chatom Industrial Development Board PowerSouth Energy Cooperative Series A (National Rural Utility Finance SPA)ø	2.80	8-1-2037	5,000,000	4,995,263
JPMorgan Chase Putters/Drivers Trust Series 2025-5088 (JPMorgan Chase Bank N.A. LOC, JPMorgan Chase Bank N.A. LIQ)144Aø	3.01	4-24-2026	15,000,000	15,000,000
Southeast Energy Authority A Cooperative District Project No. 5 Series A	5.00	7-1-2026	1,750,000	1,756,903
Southeast Energy Authority A Cooperative District Series E	5.00	10-1-2027	2,300,000	2,360,984
Southeast Energy Authority A Cooperative District Series F	5.25	11-1-2026	3,000,000	3,033,868
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF3199 (Morgan Stanley Bank LIQ)144Aø	2.67	4-1-2054	2,755,000	2,755,000
West Jefferson Industrial Development Board Alabama Power Co. AMTø	2.90	8-1-2063	2,000,000	2,000,000
				44,803,238
				49,184,235
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 1

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Alaska: 0.34%
Airport revenue: 0.20%
State of Alaska International Airports System Series C AMT	5.00%	10-1-2029	$2,040,000	$2,174,261
Health revenue: 0.14%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2027	1,455,000	1,493,794
				3,668,055
Arizona: 1.91%
Health revenue: 0.30%
Arizona Health Facilities Authority Banner Health Obligated Group Series B (SIFMA Municipal Swap+0.25%)±	2.67	1-1-2046	3,235,000	3,216,156
Housing revenue: 0.86%
Arizona IDA Diamond View at Ballpark Village LPøø	2.76	7-1-2047	4,180,000	4,157,377
Arizona IDA TWG Glendale LPøø	5.00	3-1-2045	1,100,000	1,101,871
IDA of the County of Pima Flats at Ballpark Village LP Series 2025øø	2.71	10-1-2059	4,000,000	3,964,977
				9,224,225
Industrial development revenue: 0.28%
Chandler IDA Intel Corp. AMTøø	4.00	6-1-2049	3,000,000	3,038,165
Resource recovery revenue: 0.47%
IDA of the City of Phoenix Republic Services, Inc. Series D AMTøø	3.00	12-1-2035	5,000,000	4,999,504
				20,478,050
Arkansas: 0.16%
Tax revenue: 0.16%
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2026	125,000	125,970
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2027	100,000	103,091
City of West Memphis Sales & Use Tax Revenue (AG Insured)	5.00	6-1-2028	1,420,000	1,480,986
				1,710,047
California: 8.16%
Education revenue: 0.19%
California School Finance Authority Magnolia Educational & Research Foundation144A	4.40	12-1-2026	2,000,000	2,004,644
GO revenue: 0.19%
Parlier Unified School District BAN	4.00	2-1-2029	2,000,000	2,020,799
State of California	5.00	3-1-2028	55,000	55,114
				2,075,913
Health revenue: 0.74%
California HFFA Adventist Health System/West Obligated Group Series Aøø	5.00	3-1-2040	540,000	557,842
California HFFA Providence St. Joseph Health Obligated Group Series A	5.00	10-1-2027	600,000	600,963
See accompanying notes to portfolio of investments
2 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
California Statewide CDA Series A144A	5.00%	10-1-2028	$4,200,000	$4,410,730
Palomar Health Obligated Group	5.00	11-1-2028	2,345,000	2,348,963
				7,918,498
Housing revenue: 1.27%
PFA Class A Series 2025-VRS212 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	3.00	2-1-2055	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- BAML6010 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	2.44	12-18-2053	3,500,000	3,500,000
Tender Option Bond Trust Receipts/Certificates Series 2025- CF7005 (Citibank N.A. LOC, Citibank N.A. LIQ)144Aø	2.54	9-1-2048	5,172,187	5,172,187
				13,672,187
Miscellaneous revenue: 1.68%
City of Los Angeles	5.00	6-25-2026	10,000,000	10,057,682
Mizuho Floater/Residual Trust Series 2025-MIZ9221 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aøø	2.60	12-29-2027	3,000,000	3,000,000
Municipal Water District of Orange County Water Facilities Corp. Series A COP (Bank of America N.A. LOC)ø	1.72	8-1-2042	2,000,000	2,000,000
Southern California Public Power Authority Anaheim Electric System Revenue Series Bøø	3.70	7-1-2040	3,000,000	3,007,175
				18,064,857
Utilities revenue: 3.86%
California Community Choice Financing Authority Clean Energy Project Series B-1øø	5.00	7-1-2053	3,440,000	3,607,580
California Community Choice Financing Authority Series C	5.00	10-1-2027	675,000	687,335
City of Vernon Electric System Revenue Series A	5.00	4-1-2026	420,000	420,000
City of Vernon Electric System Revenue Series A	5.00	10-1-2026	585,000	591,306
Southern California Public Power Authority Anaheim Electric System Revenue Series A	5.00	9-1-2027	400,000	408,468
Southern California Public Power Authority Anaheim Electric System Revenue Series A	5.00	9-1-2028	500,000	516,297
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF3207 (Morgan Stanley Bank LIQ)144Aø	2.67	2-1-2054	4,500,000	4,500,000
Tender Option Bond Trust Receipts/Certificates Series XG0637 (Morgan Stanley LIQ)144Aø	2.57	10-1-2055	7,500,000	7,500,000
Tender Option Bond Trust Receipts/Certificates Series XL0727 (Morgan Stanley Bank LIQ)144Aø	2.67	4-1-2056	6,500,000	6,500,000
Tender Option Bond Trust Receipts/Certificates Series XL0728 (Morgan Stanley Bank LIQ)144Aø	2.40	4-1-2056	10,000,000	10,000,000
Tender Option Bond Trust Receipts/Certificates Series XM1346 (Morgan Stanley Bank LIQ)144Aø	2.40	4-1-2056	6,800,000	6,800,000
				41,530,986
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 3

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.23%
Los Angeles Department of Water & Power Water System Revenue Series C	5.00%	7-1-2026	$2,450,000	$2,463,318
				87,730,403
Colorado: 2.68%
Airport revenue: 0.38%
City & County of Denver Airport System Revenue Series A AMT	5.00	11-15-2030	4,000,000	4,119,635
Health revenue: 2.15%
Colorado Health Facilities Authority Intermountain Healthcare Obligated Group Series Cøø	5.00	5-15-2062	7,000,000	7,359,477
Colorado Health Facilities Authority Intermountain Healthcare Obligated Group Series Dø	2.75	5-15-2064	10,000,000	10,000,000
Colorado Health Facilities Authority Intermountain Healthcare Obligated Group Series Fø	2.41	5-15-2062	1,100,000	1,100,000
University of Colorado Hospital Authority Health Obligated Group Series B (TD Bank N.A. SPA)ø	2.70	11-15-2035	4,700,000	4,700,000
				23,159,477
Miscellaneous revenue: 0.13%
Colorado Science & Technology Park Metropolitan District No. 1 Series A (AG Insured)	5.00	12-1-2028	795,000	834,500
Colorado Science & Technology Park Metropolitan District No. 1 Series A (AG Insured)	5.00	12-1-2029	500,000	532,399
				1,366,899
Utilities revenue: 0.02%
City of Colorado Springs Utilities System Revenue Series C (Sumitomo Mitsui Banking Corp. SPA)ø	2.40	11-1-2028	195,000	195,000
				28,841,011
Connecticut: 1.47%
Education revenue: 0.28%
Connecticut State HEFA Yale University Series A-3øø	2.95	7-1-2049	3,000,000	3,012,441
Health revenue: 0.26%
Connecticut State HEFA Yale-New Haven Health Obligated Group Series A	5.00	7-1-2026	2,735,000	2,750,898
Housing revenue: 0.93%
Connecticut HFA Series A-3 (GNMA / FNMA / FHLMC Insured) (Bank of America N.A. SPA)ø	2.90	5-15-2052	10,000,000	10,000,000
				15,763,339
District of Columbia: 0.98%
Airport revenue: 0.23%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2029	2,355,000	2,509,993
See accompanying notes to portfolio of investments
4 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.47%
District of Columbia Series Cø	2.60%	6-1-2051	$5,000,000	$5,000,000
Water & sewer revenue: 0.28%
District of Columbia Water & Sewer Authority Series B-2 (TD Bank N.A. SPA)ø	2.85	10-1-2054	3,000,000	3,000,000
				10,509,993
Florida: 5.60%
Airport revenue: 0.56%
Tender Option Bond Trust Receipts/Certificates Series CF7044 (AG Insured) (Citibank N.A. LIQ)144Aø	2.57	10-1-2040	6,000,000	6,000,000
Health revenue: 2.32%
City of South Miami Health Facilities Authority, Inc. Baptist Health South Florida Obligated Group Series Bøø	5.00	8-15-2065	3,000,000	3,229,327
Escambia County Health Facilities Authority ACTS Retirement-Life Communities, Inc. Obligated Group Series B (AG Insured) (TD Bank N.A. SPA)ø	2.80	11-15-2029	2,950,000	2,950,000
Lee County IDA Health System, Inc. Obligated Group Series Bø	3.03	4-1-2049	16,100,000	16,100,000
PFA Class A Series 2025-VRS214 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	2.48	12-1-2055	2,665,000	2,665,000
				24,944,327
Housing revenue: 1.79%
Florida Housing Finance Corp. Culmer Apartments LTD Series C (Department of Housing and Urban Development Insured)øø	3.08	12-1-2026	3,000,000	3,000,076
Florida Housing Finance Corp. Residences at Marina Village LLC Series Søø	2.85	10-1-2043	2,000,000	1,990,787
Florida Housing Finance Corp. Vineland Family Apartments Ltd. Series Eøø	3.80	6-1-2042	3,500,000	3,501,538
Lee County HFA Lofts on Lemon II LLC Series Bøø	3.13	10-1-2029	2,000,000	2,002,569
Miami-Dade County HFA Residences at Palm Court LLC Series Bøø	2.95	9-1-2029	2,700,000	2,678,262
Pinellas County HFA Archway Flats on 4th LLLPøø	3.75	4-1-2044	6,000,000	6,039,368
				19,212,600
Miscellaneous revenue: 0.37%
Palm Beach County School District Series A COP	5.00	8-1-2026	4,000,000	4,032,656
Utilities revenue: 0.56%
City of Gainesville Utilities System Revenue Series B (Truist Bank SPA)ø	2.70	10-1-2042	5,990,000	5,990,000
				60,179,583
Georgia: 4.01%
Housing revenue: 1.38%
Columbus County Housing Authority HACG RAD II LP (Department of Housing and Urban Development Insured)øø	3.30	11-1-2028	2,250,000	2,259,726
Roswell Housing Authority (Northern Trust Company LOC)ø	2.44	9-1-2027	12,600,000	12,600,000
				14,859,726
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 5

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 2.63%
Development Authority of Burke County Georgia Power Co.øø	3.35%	11-1-2048	$4,000,000	$4,029,765
Development Authority of Monroe County Georgia Power Co.øø	2.80	4-1-2043	4,000,000	3,931,260
Development Authority of Monroe County Georgia Power Co. Series 1støø	1.00	7-1-2049	1,875,000	1,859,468
Main Street Energy, Inc. Energy Project Series D	5.00	12-1-2029	1,500,000	1,566,486
Main Street Energy, Inc. Energy Project Series D	5.00	12-1-2030	1,750,000	1,835,528
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	12,000,000	11,974,243
Main Street Natural Gas, Inc. Series E	5.00	12-1-2026	2,745,000	2,773,454
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AG Insured)	5.00	7-1-2026	300,000	301,895
				28,272,099
				43,131,825
Guam: 0.10%
Water & sewer revenue: 0.10%
Guam Government Waterworks Authority Water & Wastewater System Series A	5.00	7-1-2026	400,000	401,931
Guam Government Waterworks Authority Water & Wastewater System Series B	5.00	7-1-2026	650,000	653,138
				1,055,069
Hawaii: 0.28%
GO revenue: 0.00%
State of Hawaii Series FB	4.00	4-1-2029	40,000	40,048
Utilities revenue: 0.28%
State of Hawaii Department of Budget & Finance Series A AMT	3.10	5-1-2026	3,000,000	2,996,133
				3,036,181
Idaho: 0.54%
Housing revenue: 0.28%
Idaho Housing & Finance Association Domes Church Apartments LLCøø	3.35	6-10-2050	3,000,000	3,014,070
Resource recovery revenue: 0.26%
Southern Idaho Regional Solid Waste District	4.00	3-1-2028	2,810,000	2,839,147
				5,853,217
Illinois: 4.73%
Airport revenue: 0.92%
Chicago Midway International Airport Series A AMT	5.00	1-1-2028	1,200,000	1,241,559
Chicago Midway International Airport Series A AMT	5.00	1-1-2029	1,000,000	1,050,832
Chicago Midway International Airport Series B	5.00	1-1-2027	390,000	396,774
Chicago Midway International Airport Series B	5.00	1-1-2028	225,000	233,770
Tender Option Bond Trust Receipts/Certificates Series XX1446 (BAM Insured) (Barclays Bank plc LIQ)144Aø	2.54	1-1-2060	7,000,000	7,000,000
				9,922,935
See accompanying notes to portfolio of investments
6 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.09%
Illinois Finance Authority Bradley University	5.00%	8-1-2026	$325,000	$326,870
Illinois Finance Authority Chicago School - California, Inc.	5.00	4-1-2029	575,000	598,428
				925,298
GO revenue: 0.94%
Chicago Board of Education Series A (AG Insured)	5.00	12-1-2026	1,850,000	1,874,448
Chicago Board of Education Series B	5.25	12-1-2028	350,000	360,725
Chicago Board of Education Series C	5.25	12-1-2027	675,000	688,724
Chicago Board of Education Series C	5.25	12-1-2029	1,100,000	1,141,648
State of Illinois	5.00	1-1-2030	2,500,000	2,503,728
State of Illinois (AG Insured)	4.00	2-1-2030	1,500,000	1,510,988
State of Illinois Series C	5.00	11-1-2029	1,940,000	1,994,247
				10,074,508
Health revenue: 1.59%
Illinois Finance Authority Ascension Health Credit Group Series C	5.00	2-15-2028	1,535,000	1,563,110
Illinois Finance Authority Endeavor Health Clinical Operations Obligated Group Series D (JPMorgan Chase Bank N.A. SPA)ø	2.75	8-15-2057	3,755,000	3,755,000
Illinois Finance Authority OSF Healthcare System Obligated Group Series B-2øø	5.00	5-15-2050	2,820,000	2,825,855
Illinois Finance Authority Presbyterian Homes Obligated Group Series B (SIFMA Municipal Swap+0.70%)±	3.12	5-1-2042	2,000,000	1,998,752
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series D-1 (TD Bank N.A. LOC)ø	2.65	8-1-2043	7,000,000	7,000,000
				17,142,717
Housing revenue: 0.78%
City of Chicago New City Redevelopment LPøø	3.50	8-1-2027	2,150,000	2,153,714
Illinois Housing Development Authority Corcoran I LLC (Department of Housing and Urban Development Insured)øø	3.15	7-1-2029	2,200,000	2,202,973
Illinois Housing Development Authority Lakeside Preservation LLC Series Bøø	3.15	8-1-2029	1,500,000	1,502,397
Illinois Housing Development Authority Maywood SLF I LP Series A (FHA Insured) (FHLB SPA)ø	2.45	1-1-2064	980,000	980,000
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series B	4.00	12-15-2027	1,500,000	1,520,927
				8,360,011
Miscellaneous revenue: 0.30%
Illinois Finance Authority Field Museum of Natural History (U.S. SOFR+1.15%)±	3.69	11-1-2034	1,935,000	1,937,402
Village of Brookfield Chicago Zoological Society (Northern Trust Company LOC)ø	2.45	6-1-2038	1,300,000	1,300,000
				3,237,402
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 7

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.11%
City of Chicago Wastewater Transmission Revenue Series A	5.00%	1-1-2027	$600,000	$610,382
City of Chicago Wastewater Transmission Revenue Series A	5.00	1-1-2028	600,000	623,710
				1,234,092
				50,896,963
Indiana: 2.93%
Housing revenue: 0.94%
Indiana Finance Authority Marion County Capital Improvement Board Series A	5.00	2-1-2030	5,000,000	5,363,726
Wayne Township School Building Corp. Metropolitan School District Series B	5.00	1-15-2027	1,400,000	1,423,897
Westfield RDA	5.00	7-1-2026	520,000	522,732
Westfield RDA	5.00	1-1-2027	535,000	543,488
Westfield-Washington Multi-School Building Corp. Series B (BAM Insured)	5.00	7-15-2028	1,070,000	1,119,306
Westfield-Washington Multi-School Building Corp. Series B (BAM Insured)	5.00	1-15-2029	1,050,000	1,107,556
				10,080,705
Industrial development revenue: 1.44%
City of Whiting BP Products North America, Inc. Series A AMTøø	5.00	12-1-2044	6,380,000	6,402,241
Indiana Finance Authority Duke Energy Indiana LLC Series A4 (Sumitomo Mitsui Banking Corp. LOC)ø	2.75	12-1-2039	9,100,000	9,100,000
				15,502,241
Utilities revenue: 0.38%
City of Rockport Indiana Michigan Power Co. Series Aøø	3.70	6-1-2047	4,000,000	4,064,618
Water & sewer revenue: 0.17%
City of Indianapolis Department of Public Utilities Water System Revenue Series B	5.00	10-1-2028	1,835,000	1,855,589
				31,503,153
Iowa: 0.60%
Housing revenue: 0.37%
Iowa Finance Authority Series B (GNMA / FNMA / FHLMC Insured) (TD Bank N.A. SPA)ø	2.42	7-1-2049	4,000,000	4,000,000
Utilities revenue: 0.23%
PEFA, Inc. Gas Projectøø	5.00	9-1-2049	2,420,000	2,438,250
				6,438,250
Kansas: 1.78%
GO revenue: 1.78%
City of Manhattan (BAM Insured)	5.00	6-15-2028	4,000,000	4,015,439
City of Manhattan Series 1 (BAM Insured)	5.00	6-15-2027	2,380,000	2,384,643
City of Park City Series 1	3.63	10-1-2027	5,105,000	5,106,137
City of Topeka Series A	3.00	10-1-2026	4,680,000	4,686,051
See accompanying notes to portfolio of investments
8 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00%	9-1-2026	$280,000	$282,556
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00	9-1-2027	330,000	339,799
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00	9-1-2028	380,000	398,035
Tender Option Bond Trust Receipts/Certificates Series 2025- ZF1819 (BAM Insured) (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	2.45	9-1-2032	1,875,000	1,875,000
				19,087,660
Kentucky: 1.59%
Health revenue: 0.27%
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series Bøø	5.00	10-1-2047	800,000	845,542
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series Cøø	5.00	10-1-2047	2,000,000	2,019,878
				2,865,420
Miscellaneous revenue: 0.46%
Kentucky Interlocal School Transportation Association COP	4.00	3-1-2028	705,000	718,744
Rural Water Financing Agency City of Millington Series A	3.70	5-1-2027	4,225,000	4,201,734
				4,920,478
Resource recovery revenue: 0.11%
Kentucky EDFA Republic Services, Inc. AMTø	2.90	4-1-2031	1,250,000	1,250,000
Utilities revenue: 0.10%
Kentucky Public Energy Authority Series A-1	5.00	7-1-2026	500,000	502,023
Kentucky Public Energy Authority Series A-1	5.00	7-1-2027	525,000	535,105
				1,037,128
Water & sewer revenue: 0.65%
Rural Water Financing Agency County of Macon Series B	3.05	5-1-2027	7,000,000	7,000,181
				17,073,207
Louisiana: 0.65%
GO revenue: 0.16%
City of New Orleans	5.00	12-1-2026	1,635,000	1,657,682
Industrial development revenue: 0.28%
Parish of St. John the Baptist Marathon Oil Corp. Series A-1øø	4.05	6-1-2037	1,000,000	1,002,987
Parish of St. John the Baptist Marathon Oil Corp. Series Cøø	3.30	6-1-2037	2,000,000	2,016,915
				3,019,902
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 9

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.21%
City of New Orleans Water System Revenue	5.00%	12-1-2026	$835,000	$837,896
City of Shreveport Water & Sewer Revenue (AG Insured)	5.00	12-1-2028	1,365,000	1,437,247
				2,275,143
				6,952,727
Maryland: 0.69%
Health revenue: 0.66%
Maryland Health & Higher Educational Facilities Authority MedStar Health Obligated Group Series C	5.00	8-15-2028	2,000,000	2,103,226
Residual Interest Bond Floater Trust Various States Series 2022-024 (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	2.77	11-15-2049	5,000,000	5,000,000
				7,103,226
Housing revenue: 0.03%
Maryland Economic Development Corp. PRG-Towson Place Properties LLC Series A-1	5.00	6-1-2028	300,000	309,889
				7,413,115
Massachusetts: 0.49%
GO revenue: 0.49%
Spencer East Brookfield Regional School District BAN	3.50	12-17-2026	3,950,000	3,975,842
Tender Option Bond Trust Receipts/Certificates Series ZL0339 (Morgan Stanley Bank LIQ)144Aø	2.44	10-1-2047	1,335,000	1,335,000
				5,310,842
Michigan: 0.55%
GO revenue: 0.37%
Tender Option Bond Trust Receipts/Certificates Series 2025- YX1437 (QSBLF Insured) (Barclays Bank plc LIQ)144Aø	2.47	5-1-2050	4,000,000	4,000,000
Health revenue: 0.18%
Kent Hospital Finance Authority Corewell Health Obligated Group (SIFMA Municipal Swap+0.25%)±	2.67	1-15-2047	1,935,000	1,935,000
				5,935,000
Minnesota: 1.59%
Airport revenue: 0.26%
Minneapolis-St. Paul Metropolitan Airports Commission Series B AMT	5.00	1-1-2028	2,700,000	2,793,507
GO revenue: 0.09%
City of Kiester Series A	4.00	12-1-2026	1,000,000	1,001,464
Health revenue: 0.58%
City of Rochester Mayo Clinicø	2.35	11-15-2047	3,100,000	3,100,000
City of Rochester Mayo Clinic Series B (Northern Trust Company SPA)ø	2.20	11-15-2038	1,000,000	1,000,000
See accompanying notes to portfolio of investments
10 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Housing & RDA of The City of St. Paul Minnesota Fairview Health Services Obligated Group Series A	5.00%	11-15-2028	$1,100,000	$1,127,546
Tender Option Bond Trust Receipts/Certificates Series XF1876 (Bank of America N.A. LIQ)144Aø	2.45	11-15-2053	1,000,000	1,000,000
				6,227,546
Housing revenue: 0.47%
City of Oak Park Heights VSSA Boutwells Landing LLC (FHLMC LIQ)ø	2.37	11-1-2035	775,000	775,000
City of Plymouth Lancaster Village Apartments LP LLP (FNMA LOC, FNMA LIQ)ø	2.47	9-15-2031	860,000	860,000
Minnesota Housing Finance Agency Series F AMT (GNMA / FNMA / FHLMC Insured) (Royal Bank of Canada SPA)ø	2.41	1-1-2041	1,500,000	1,500,000
Minnesota Housing Finance Agency Series F-2	3.70	8-1-2026	1,965,000	1,965,747
				5,100,747
Miscellaneous revenue: 0.19%
Minnesota Rural Water Finance Authority, Inc. BAN	3.30	8-1-2026	2,000,000	2,000,568
				17,123,832
Missouri: 0.56%
Health revenue: 0.56%
HEFA of the State of Missouri BJC Healthcare Obligated Group Series Cøø	5.00	5-1-2052	5,000,000	5,223,727
HEFA of the State of Missouri Lutheran Senior Services Obligated Group Series A	5.00	2-1-2027	760,000	768,867
				5,992,594
Nebraska: 0.23%
Tax revenue: 0.23%
City of McCook BAN	4.50	9-1-2027	2,500,000	2,518,928
Nevada: 0.19%
Tax revenue: 0.19%
Sparks Tourism Improvement District No. 1 Sales Tax Revenue	3.88	6-15-2028	2,000,000	2,006,034
New Hampshire: 0.28%
Education revenue: 0.19%
New Hampshire HEFA Act Trustees of Dartmouth College Series Aøø	3.30	6-1-2040	2,000,000	2,005,158
Resource recovery revenue: 0.09%
New Hampshire Business Finance Authority Waste Management, Inc. Series A AMTøø	4.00	10-1-2033	1,000,000	1,001,261
				3,006,419
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 11

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
New Jersey: 1.74%
Education revenue: 0.25%
New Jersey Higher Education Student Assistance Authority Series 1-A AMT	5.00%	12-1-2029	$2,500,000	$2,648,653
GO revenue: 0.70%
City of Newark BAN	4.00	12-11-2026	6,000,000	6,047,780
City of Newark Series B BAN	4.50	5-7-2026	1,500,000	1,502,120
				7,549,900
Housing revenue: 0.46%
Tender Option Bond Trust Receipts/Certificates Series 2023- XF1675 (Toronto-Dominion Bank LOC, Toronto-Dominion Bank LIQ)144Aø	2.46	6-15-2050	5,000,000	5,000,000
Miscellaneous revenue: 0.33%
Monmouth County Improvement Authority	4.00	3-12-2027	3,500,000	3,548,350
				18,746,903
New Mexico: 0.78%
Housing revenue: 0.64%
County of Santa Fe Cresta Ranch Apartments LLPøø	3.29	12-10-2049	3,000,000	3,008,146
New Mexico Mortgage Finance Authority JLG NM ABQ 2023 LLLP (Department of Housing and Urban Development Insured)øø	2.92	2-1-2042	2,100,000	2,099,927
New Mexico Mortgage Finance Authority Class I Series G-2 (GNMA / FNMA / FHLMC Insured)øø	3.00	9-1-2057	1,740,000	1,740,116
				6,848,189
Utilities revenue: 0.14%
New Mexico Municipal Energy Acquisition Authority	5.00	5-1-2028	640,000	659,595
New Mexico Municipal Energy Acquisition Authority	5.00	5-1-2029	850,000	883,829
				1,543,424
				8,391,613
New York: 8.08%
Education revenue: 0.15%
Albany Industrial Development Agency Research Foundation of State University of New York Series Aø	2.53	7-1-2032	1,640,000	1,640,000
GO revenue: 2.40%
City of Cortland BAN	4.50	5-15-2026	4,000,000	4,002,507
City of Ithaca BAN	4.50	7-17-2026	1,700,000	1,706,140
City of Ithaca Series A BAN	4.25	2-12-2027	2,000,000	2,013,581
City of Mount Vernon144A	4.50	12-23-2026	3,000,000	3,015,060
City of Mount Vernon BAN144A	5.00	5-29-2026	4,000,000	4,007,371
City of New York Series 2ø	2.90	4-1-2042	3,000,000	3,000,000
City of New York Series A2 (Mizuho Bank Limited LOC)ø	2.75	10-1-2038	100,000	100,000
City of New York Series A3 (Mizuho Bank Limited LOC)ø	2.75	10-1-2040	200,000	200,000
City of New York Series C-4 (AG Insured)€	2.08	1-1-2032	800,000	800,000
See accompanying notes to portfolio of investments
12 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
City of New York Series D-3 (State Street Bank & Trust Co. SPA)ø	2.90%	5-1-2052	$5,000,000	$5,000,000
Village of Valley Stream Series A BAN	5.13	5-8-2026	1,915,000	1,916,777
				25,761,436
Housing revenue: 1.49%
New York City Housing Development Corp. Series A-2øø	3.70	5-1-2063	6,000,000	6,001,972
New York State Housing Finance Agency Series B-2øø	3.00	11-1-2055	10,000,000	9,980,773
				15,982,745
Industrial development revenue: 0.96%
New York State Energy Research & Development Authority National Grid Generation LLC Series A (Ambac Insured)€	4.45	10-1-2028	1,350,000	1,350,000
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2027	5,000,000	5,069,169
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2030	3,835,000	3,937,532
				10,356,701
Miscellaneous revenue: 0.65%
Tender Option Bond Trust Receipts/Certificates Series MS0041 (Morgan Stanley Municipal Funding LOC, Morgan Stanley Municipal Funding LIQ)144Aø	2.82	10-1-2027	4,645,000	4,645,000
Tender Option Bond Trust Receipts/Certificates Series ZF8056 (Bank of America N.A. LIQ)144Aø	2.45	5-15-2051	2,375,000	2,375,000
				7,020,000
Transportation revenue: 0.85%
Metropolitan Transportation Authority Series A2	5.00	11-15-2027	2,000,000	2,025,523
Metropolitan Transportation Authority Series B	5.00	11-15-2026	7,000,000	7,106,000
				9,131,523
Utilities revenue: 0.46%
Long Island Power Authority Series Bøø	3.00	9-1-2055	5,000,000	5,003,001
Water & sewer revenue: 1.12%
New York City Municipal Water Finance Authority Water & Sewer System (U.S. Bank N.A. SPA)ø	2.75	6-15-2043	1,500,000	1,500,000
New York City Municipal Water Finance Authority Water & Sewer System Series BB-1 (Bank of America N.A. SPA)ø	2.90	6-15-2049	3,000,000	3,000,000
New York City Municipal Water Finance Authority Water & Sewer System Series BB-2 (Mizuho Bank Limited SPA)ø	2.75	6-15-2049	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Series XX1445 (Barclays Bank plc LIQ)144Aø	2.44	6-15-2055	2,500,000	2,500,000
				12,000,000
				86,895,406
North Carolina: 0.31%
Airport revenue: 0.08%
Raleigh Durham Airport Authority Series C (TD Bank N.A. LOC)ø	2.40	5-1-2036	835,000	835,000
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 13

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.23%
North Carolina Capital Facilities Finance Agency Republic Services, Inc. AMTøø	2.95%	6-1-2038	$2,500,000	$2,498,619
				3,333,619
Ohio: 4.43%
Education revenue: 0.49%
Tender Option Bond Trust Receipts/Certificates Series 2024- MS0027 (Morgan Stanley Bank LOC, Morgan Stanley Bank LIQ)144Aø	2.62	1-15-2031	5,270,000	5,270,000
GO revenue: 1.73%
Akron City School District	4.00	8-6-2026	3,500,000	3,515,839
Akron-Summit County Public Library BAN	5.00	9-17-2026	3,000,000	3,013,933
City of Forest Park BAN	4.25	5-19-2026	1,000,000	1,001,881
City of Lancaster BAN	4.13	6-10-2026	1,500,000	1,503,420
City of Newark BAN	4.00	3-16-2027	1,000,000	1,007,653
City of North Olmsted BAN144A	4.00	6-24-2026	2,500,000	2,506,288
City of Warrensville Heights BAN144A	4.50	6-24-2026	2,000,000	2,007,272
City of Wyoming BAN144A	4.00	10-13-2026	3,000,000	3,019,837
County of Belmont BAN	4.25	8-11-2026	1,000,000	1,004,939
				18,581,062
Health revenue: 1.39%
County of Allen Hospital Facilities Revenue Bon Secours Mercy Health, Inc. Series B-1øø	5.00	10-1-2049	5,000,000	5,126,762
Ohio Higher Educational Facility Commission Cleveland Clinic Health System Obligated Group (Barclays Bank plc SPA)ø	2.80	1-1-2043	5,000,000	5,000,000
State of Ohio University Hospitals Health System, Inc. Obligated Group Series A	5.00	1-15-2027	2,250,000	2,284,356
State of Ohio University Hospitals Health System, Inc. Obligated Group Series B (JPMorgan Chase Bank N.A. LOC)ø	2.90	1-15-2050	2,500,000	2,500,000
				14,911,118
Housing revenue: 0.37%
Ohio HFA Pebble Brooke Owner LPøø	3.35	7-1-2043	4,000,000	4,025,045
Miscellaneous revenue: 0.19%
County of Cuyahoga Convention Hotel Project COP	5.00	12-1-2026	2,000,000	2,028,691
Resource recovery revenue: 0.19%
Ohio Air Quality Development Authority American Electric Power Co, Inc. Series A AMT	3.75	1-1-2029	2,000,000	2,018,018
Utilities revenue: 0.07%
American Municipal Power, Inc. Series 2025A	5.00	2-15-2029	765,000	805,675
				47,639,609
See accompanying notes to portfolio of investments
14 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oklahoma: 2.86%
Education revenue: 0.07%
University of Oklahoma Series A (BAM Insured)	5.00%	7-1-2027	$700,000	$721,381
GO revenue: 0.41%
Garfield County Independent School District No. 56 Pioneer- Pleasant Vale Series A	3.38	11-1-2027	400,000	399,540
Garfield County Independent School District No. 56 Pioneer- Pleasant Vale Series A	3.38	11-1-2028	375,000	372,687
Garfield County Independent School District No. 56 Pioneer- Pleasant Vale Series A	3.38	11-1-2029	400,000	394,054
Garfield County Independent School District No. 56 Pioneer- Pleasant Vale Series A	3.38	11-1-2030	150,000	146,991
Lincoln County Independent School District No. 103 Prague	4.50	6-1-2026	1,005,000	1,007,041
McClain County Independent School District No. 1 Newcastle	5.00	7-1-2026	2,035,000	2,045,795
				4,366,108
Health revenue: 0.39%
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series Bø	3.06	8-15-2031	4,255,000	4,255,000
Housing revenue: 1.26%
Garfield County Educational Facilities Authority Independent School District No. 57 Enid Series A	5.00	9-1-2027	1,780,000	1,796,007
Oklahoma County Finance Authority Independent School District No. 41 Western Heights	5.00	9-1-2027	2,150,000	2,185,937
Oklahoma HFA Villages at a New Leaf II LP Series 2025øø	3.40	7-1-2028	1,525,000	1,532,947
Oklahoma Housing Finance Agency Lakeshore Pointe LLCøø	3.35	12-1-2027	5,000,000	5,021,963
Oklahoma Industries Authority Independent School District No. 89	5.00	4-1-2026	1,050,000	1,050,000
Texas County Development Authority Independent School District No. 8 Guymon	5.00	10-1-2028	900,000	946,290
Tulsa County Industrial Authority Independent School District No. 11 Owasso	5.00	9-1-2026	1,000,000	1,008,794
				13,541,938
Utilities revenue: 0.52%
Tender Option Bond Trust Receipts/Certificates Series XX1441 (AG Insured) (Barclays Bank plc LIQ)144Aø	2.52	1-1-2056	5,625,000	5,625,000
Water & sewer revenue: 0.21%
Tender Option Bond Trust Receipts/Certificates Series 2023- XF1572 (Royal Bank of Canada LIQ)144Aø	2.45	10-1-2045	2,220,000	2,220,000
				30,729,427
Oregon: 1.84%
Airport revenue: 0.45%
Port of Portland Airport Revenue Series 30A AMT	5.00	7-1-2029	3,960,000	4,198,663
Port of Portland Airport Revenue Series 30B AMT	5.00	7-1-2026	675,000	678,497
				4,877,160
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 15

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 1.39%
State of Oregon Housing & Community Services Department Civic Station Housing LP Series Qøø	3.13%	7-1-2044	$4,600,000	$4,606,610
State of Oregon Housing & Community Services Department Series D (Bank of America N.A. LIQ)ø	2.90	1-1-2051	10,335,000	10,335,000
				14,941,610
				19,818,770
Pennsylvania: 3.97%
Education revenue: 0.34%
Chester County IDA Avon Grove Charter School	5.00	3-1-2027	2,250,000	2,261,009
Huntingdon County General Authority Juniata College Series T	5.00	10-1-2026	430,000	432,569
Tender Option Bond Trust Receipts/Certificates Series 2024- XL0539 (Morgan Stanley Bank LIQ)144Aø	2.45	8-1-2054	1,000,000	1,000,000
				3,693,578
GO revenue: 0.21%
Borough of Dunmore Series A (AG Insured)	2.00	9-1-2026	170,000	168,792
School District of Philadelphia Series A	5.00	9-1-2030	2,055,000	2,058,807
				2,227,599
Health revenue: 1.87%
Allegheny County Hospital Development Authority UPMC Obligated Group (SIFMA Municipal Swap+0.70%)±	3.12	11-15-2047	6,000,000	5,956,590
Central Bradford Progress Authority Guthrie Clinic Series Dø	3.04	12-1-2041	6,795,000	6,795,000
Geisinger Authority Kaiser Obligated Group Series Bøø	5.00	4-1-2043	3,000,000	3,026,478
Lancaster County Hospital Authority Masonic Villages of the Grand Lodge of Pennsylvania	5.50	11-1-2027	890,000	923,178
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series Dø	3.23	9-1-2050	1,550,000	1,550,000
Tender Option Bond Trust Receipts/Certificates Series 2019- XG0223 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	2.47	7-15-2043	1,850,000	1,850,000
				20,101,246
Housing revenue: 1.22%
Mizuho Floater/Residual Trust Series 2026-MIZ9245 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aøø	2.65	6-2-2028	7,337,119	7,337,119
Pennsylvania Housing Finance Agency Fairhill Phase I LP (Department of Housing and Urban Development Insured)øø	3.15	1-1-2046	3,500,000	3,506,490
State Public School Building Authority School District of Philadelphia Series A	5.00	6-1-2027	2,250,000	2,283,932
				13,127,541
Resource recovery revenue: 0.33%
Pennsylvania EDFA Republic Services, Inc. Series B-1 AMTø	3.25	4-1-2049	2,500,000	2,499,800
Pennsylvania EDFA Waste Management, Inc. Series B AMTøø	1.10	6-1-2031	1,000,000	986,702
				3,486,502
				42,636,466
See accompanying notes to portfolio of investments
16 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Puerto Rico: 0.15%
Miscellaneous revenue: 0.15%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital de la Concepcion, Inc. Series A	3.55%	11-15-2030	$1,645,000	$1,654,477
Rhode Island: 0.47%
GO revenue: 0.47%
Bristol Warren Regional School District Series 1-BAN	5.00	6-4-2026	5,000,000	5,019,932
South Carolina: 0.44%
Health revenue: 0.07%
South Carolina Jobs-EDA Beaufort Memorial Hospital Obligated Group	5.00	11-15-2027	250,000	255,425
South Carolina Jobs-EDA Beaufort Memorial Hospital Obligated Group	5.00	11-15-2028	275,000	283,721
South Carolina Jobs-EDA Beaufort Memorial Hospital Obligated Group	5.00	11-15-2029	250,000	259,787
				798,933
Resource recovery revenue: 0.30%
South Carolina Jobs-EDA Enerra SC-1 LLC AMT144Aøø	3.70	12-15-2027	3,250,000	3,249,962
Utilities revenue: 0.07%
South Carolina Public Service Authority Series A (Bank of America N.A. LOC)ø	2.67	1-1-2036	700,000	700,000
				4,748,895
Tennessee: 2.43%
Housing revenue: 1.26%
Chattanooga Health Educational & Housing Facility Board One Westside Phase 1B LPøø	3.60	6-1-2048	2,000,000	2,015,787
Dickson Health & Educational Facilities Board 841 Cowan Road LPøø	3.05	4-1-2044	3,000,000	3,001,628
Health Educational & Housing Facility Board of the City of Memphis APP Pershing Park Partners LLLP (FHA Insured)øø	3.25	11-1-2029	4,000,000	4,011,553
Jackson Health Educational & Housing Facility Board Cottages of Bluecreek LLC (Department of Housing and Urban Development Insured)øø	4.00	4-1-2045	1,550,000	1,567,646
Knox County Health Educational & Housing Facility Board Pines III LP (Department of Housing and Urban Development Insured)øø	3.10	9-1-2029	3,000,000	3,002,270
				13,598,884
Miscellaneous revenue: 0.47%
Public Building Authority of Blount County Tennessee Series D-3-A (Bank of America N.A. SPA)ø	2.85	6-1-2034	5,000,000	5,000,000
Utilities revenue: 0.70%
Tennergy Corp. Series A	5.00	6-1-2028	275,000	283,600
Tennergy Corp. Series A	5.00	6-1-2029	860,000	894,668
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 17

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Tennessee Energy Acquisition Corp. Gas Project Series A-1øø	5.00%	5-1-2053	$3,500,000	$3,610,109
Tennessee Energy Acquisition Corp. Series B	5.63	9-1-2026	2,750,000	2,769,228
				7,557,605
				26,156,489
Texas: 15.44%
Airport revenue: 1.80%
City of El Paso Airport Revenue AMT	5.00	8-15-2026	2,000,000	2,015,178
City of Houston Airport System Revenue Series A AMT	5.00	7-1-2028	1,500,000	1,561,986
City of Houston Airport System Revenue Series A AMT	5.00	7-1-2029	1,665,000	1,760,055
City of Houston Airport System Revenue Series A AMT (AG Insured)	5.00	7-1-2026	1,000,000	1,005,585
City of Houston Airport System Revenue Series A AMT (AG Insured)	5.00	7-1-2027	3,000,000	3,074,808
Dallas Fort Worth International Airport Series A-1 AMT	5.00	11-1-2026	2,000,000	2,025,524
Dallas Fort Worth International Airport Series A-2 AMTøø	5.00	11-1-2050	7,500,000	7,912,852
				19,355,988
Education revenue: 0.44%
Clifton Higher Education Finance Corp. Braination, Inc.	5.00	8-15-2028	360,000	377,573
Clifton Higher Education Finance Corp. Braination, Inc.	5.00	8-15-2029	380,000	404,657
El Paso County Community College District	5.00	4-1-2027	1,180,000	1,208,090
University of North Texas System Series A	5.00	4-15-2026	2,700,000	2,702,644
				4,692,964
GO revenue: 4.20%
City of Austin	5.00	9-1-2026	4,000,000	4,042,063
City of Mineral Wells Series A (BAM Insured)	5.00	2-1-2028	320,000	332,990
Dallas Independent School District Series Bøø	5.00	2-15-2056	5,000,000	5,345,593
Denton Independent School District Series B1øø	4.00	8-15-2055	4,000,000	4,111,366
El Paso Independent School Districtøø	5.00	2-1-2040	2,250,000	2,255,514
El Paso Independent School District Series A%%	5.00	8-15-2026	2,080,000	2,091,033
Harris County Hospital District	5.00	2-15-2029	2,570,000	2,713,849
Hutto Independent School Districtøø	4.00	2-1-2055	2,000,000	2,054,879
Kilgore Independent School Districtøø	4.00	2-15-2052	2,650,000	2,662,074
Medina Valley Independent School Districtøø	2.85	2-15-2049	2,025,000	2,015,434
North East Independent School Districtøø	3.75	8-1-2049	2,875,000	2,902,536
Northside Independent School Districtøø	3.55	6-1-2050	5,000,000	5,062,525
Northside Independent School District Series Bøø	3.45	8-1-2054	2,465,000	2,481,227
Plainview Independent School District Series Bøø	4.00	2-15-2050	2,035,000	2,044,272
Ponder Independent School Districtøø	4.00	2-15-2051	2,000,000	2,030,366
State of Texas Series A	3.20	10-1-2028	3,000,000	3,000,496
				45,146,217
Health revenue: 1.58%
Harris County Cultural Education Facilities Finance Corp. Texas Medical Center Obligated Group Series Aøø	5.00	5-15-2050	3,000,000	3,234,254
Midland County Hospital District Series A (BAM Insured)	5.00	5-15-2026	700,000	701,897
Midland County Hospital District Series A (BAM Insured)	5.00	5-15-2027	700,000	717,294
Midland County Hospital District Series A (BAM Insured)	5.00	5-15-2028	760,000	794,122
See accompanying notes to portfolio of investments
18 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
New Hope Cultural Education Facilities Finance Corp. Brazos Presbyterian Homes Obligated Group	5.00%	1-1-2030	$890,000	$929,324
New Hope Cultural Education Facilities Finance Corp. Brazos Presbyterian Homes Obligated Group	5.00	1-1-2031	1,400,000	1,468,377
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series A	5.00	11-15-2028	3,945,000	3,955,781
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series Føø	5.00	11-15-2055	2,425,000	2,597,812
Tarrant County Cultural Education Facilities Finance Corp. Methodist Hospitals of Dallas Obligated Group Series B (TD Bank N.A. LOC)ø	2.85	10-1-2041	2,600,000	2,600,000
				16,998,861
Housing revenue: 1.37%
City of Dallas Housing Finance Corp. Mondello Apartments LLC (FHA Insured)øø	5.00	8-1-2027	1,785,000	1,797,177
Fort Worth Chaparral PFC Chaparral Ranch Project	3.13	10-1-2030	2,000,000	1,952,642
Legacy Denton Public Facility Corp. 2100 Spencer Road TX Owner LPøø	2.70	10-1-2043	4,200,000	4,149,613
Lubbock Housing Finance Corp. 1102 58th St. Lubbock Apartments LP (Department of Housing and Urban Development Insured)øø	2.80	3-1-2029	1,500,000	1,491,166
Mizuho Floater/Residual Trust Series 2024-MIZ9158 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	2.65	3-1-2038	2,780,000	2,780,000
THF Public Facility Corp. Covington Acres LPøø	3.34	2-1-2044	2,500,000	2,515,328
				14,685,926
Industrial development revenue: 0.50%
City of Houston Airport System Revenue United Airlines, Inc. Series B AMT	5.25	7-15-2026	2,000,000	2,010,284
City of Houston Airport System Revenue United Airlines, Inc. Series C AMT	5.00	7-15-2028	3,250,000	3,332,599
				5,342,883
Resource recovery revenue: 2.23%
Mission Economic Development Corp. Waste Management, Inc. AMTøø	4.00	11-1-2048	4,000,000	4,001,846
Mission Economic Development Corp. Waste Management, Inc. Series A AMTø	2.88	5-1-2046	5,000,000	4,997,303
Port of Port Arthur Navigation District Motiva Enterprises LLC Series Eø	3.21	11-1-2040	15,000,000	15,000,000
				23,999,149
Tax revenue: 0.70%
City of Dallas Hotel Occupancy Tax Revenue	4.00	8-15-2027	2,000,000	2,007,459
City of Houston Hotel Occupancy Tax & Special Revenue	5.00	9-1-2029	1,500,000	1,502,237
Harris County-Houston Sports Authority Series B (AG Insured)	5.00	11-15-2026	4,000,000	4,051,641
				7,561,337
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 19

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.87%
County of Fort Bend Toll Road Revenue (AG Insured)	5.00%	3-1-2027	$500,000	$510,600
County of Fort Bend Toll Road Revenue (AG Insured)	5.00	3-1-2028	450,000	469,580
County of Fort Bend Toll Road Revenue (AG Insured)	5.00	3-1-2029	400,000	424,531
Tender Option Bond Trust Receipts/Certificates Series XF3487 (Morgan Stanley Bank LIQ)144Aø	2.49	10-1-2055	8,000,000	8,000,000
				9,404,711
Utilities revenue: 1.55%
City of San Antonio Electric & Gas Systems Revenueøø	3.65	2-1-2053	3,000,000	3,006,794
City of San Antonio Electric & Gas Systems Revenue Series Aøø	2.90	2-1-2055	8,000,000	7,957,406
City of San Antonio Electric & Gas Systems Revenue Series Aøø	3.08	2-1-2055	2,500,000	2,495,509
Texas Municipal Gas Acquisition & Supply Corp. IV Series Aøø	5.50	1-1-2054	3,000,000	3,166,833
				16,626,542
Water & sewer revenue: 0.20%
San Antonio Water System Series A (Truist Bank SPA)ø	2.75	5-1-2054	2,100,000	2,100,000
				165,914,578
Utah: 0.16%
Airport revenue: 0.09%
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2026	1,000,000	1,005,509
Utilities revenue: 0.07%
Southern Utah Valley Power Systems (BAM Insured)	5.00	7-15-2028	400,000	419,521
Southern Utah Valley Power Systems (BAM Insured)	5.00	7-15-2029	285,000	304,207
				723,728
				1,729,237
Vermont: 0.22%
Housing revenue: 0.22%
Vermont Housing Finance Agency Series E-2 (FHA Insured)	3.50	11-1-2026	2,312,000	2,313,456
Virginia: 0.84%
Education revenue: 0.12%
Virginia Small Business Financing Authority Hampton University	5.00	10-1-2028	1,205,000	1,252,809
Health revenue: 0.13%
Isle of Wight County EDA Riverside Healthcare Association Obligated Group (AG Insured)	5.00	7-1-2026	500,000	502,641
Isle of Wight County EDA Riverside Healthcare Association Obligated Group (AG Insured)	5.00	7-1-2027	500,000	513,400
Isle of Wight County EDA Riverside Healthcare Association Obligated Group (AG Insured)	5.00	7-1-2028	350,000	366,798
				1,382,839
Miscellaneous revenue: 0.13%
Rappahannock Regional Jail Authority	5.00	10-1-2026	1,375,000	1,376,848
See accompanying notes to portfolio of investments
20 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.46%
Louisa IDA Virginia Electric & Power Co. Series Bøø	3.13%	11-1-2035	$5,000,000	$4,967,262
				8,979,758
Washington: 0.38%
GO revenue: 0.19%
County of King	4.00	7-1-2029	2,000,000	2,030,344
Health revenue: 0.19%
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series A	5.00	9-1-2027	2,000,000	2,060,541
				4,090,885
West Virginia: 0.23%
Resource recovery revenue: 0.23%
West Virginia EDA Kentucky Power Co. Series 2014-A AMTøø	4.70	4-1-2036	2,500,000	2,503,412
Wisconsin: 5.23%
GO revenue: 0.73%
City of Manitowoc	4.25	8-1-2027	4,035,000	4,072,646
City of Milwaukee Series N3 (AG Insured)	5.00	4-1-2029	690,000	731,793
County of Dane Series C AMT	4.00	6-1-2026	1,000,000	1,001,665
Pardeeville Area School District	4.00	8-28-2026	2,000,000	2,007,692
				7,813,796
Health revenue: 1.00%
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series A	5.00	4-1-2027	850,000	869,217
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series A	5.00	4-1-2028	900,000	940,066
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series A	5.00	4-1-2029	850,000	904,735
Wisconsin HEFA Advocate Aurora Health Obligated Group Series B- 2øø	5.00	8-15-2054	2,250,000	2,260,958
Wisconsin HEFA Hospital Sisters Services Obligated Group Series A	5.00	8-15-2029	3,500,000	3,728,143
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2026	670,000	671,203
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2027	1,415,000	1,419,003
				10,793,325
Housing revenue: 1.81%
Tender Option Bond Trust Receipts/Certificates Series BAML6047 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	3.05	8-1-2042	10,545,000	10,545,000
Wisconsin Housing & EDA Home Ownership Revenue Series A (GNMA / FNMA / FHLMC Insured) (Royal Bank of Canada SPA)ø	2.42	9-1-2050	5,835,000	5,835,000
Wisconsin Housing & EDA Home Ownership Revenue Series D (GNMA / FNMA / FHLMC Insured) (Royal Bank of Canada SPA)ø	2.42	3-1-2042	1,915,000	1,915,000
Wisconsin Housing & EDA Flats at Bishops Woods LP Series Føø	5.00	12-1-2027	1,100,000	1,115,341
				19,410,341
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 21

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 1.08%
Peshtigo School District BAN	4.75%	3-1-2027	$905,000	$906,354
PFA Class A Series VRS220 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	3.00	2-15-2055	4,750,000	4,750,000
Town of Clayton Series B	2.00	6-1-2026	1,000,000	997,352
Village of Johnson Creek Series A	3.50	5-1-2030	2,000,000	1,989,344
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	3,000,000	3,012,182
				11,655,232
Utilities revenue: 0.28%
PFA Duke Energy Progress LLC Series A-1øø	3.30	10-1-2046	3,000,000	3,003,212
Water & sewer revenue: 0.33%
Town of Clayton Water & Sewer System Revenue Series C BAN	2.00	6-1-2026	1,500,000	1,495,608
Village of Sharon Combined Utility System Revenue Series A BAN	5.00	12-1-2026	2,000,000	2,007,966
				3,503,574
				56,179,480
Wyoming: 0.19%
Health revenue: 0.19%
Sublette County Hospital District Construction Project Series A	5.00	6-15-2026	2,000,000	2,000,530
Total municipal obligations (Cost $1,050,960,849)				1,051,882,674

		Yield	Shares
Short-term investments: 0.45%
Investment companies: 0.45%
Allspring Government Money Market Fund Select Class♠∞##		3.60	4,799,727	4,799,727
Total short-term investments (Cost $4,799,727)				4,799,727
Total investments in securities (Cost $1,067,210,576)	99.37%			1,068,132,401
Other assets and liabilities, net	0.63			6,748,287
Total net assets	100.00%			$1,074,880,688

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

See accompanying notes to portfolio of investments
22 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2026 (unaudited)

Abbreviations:
AG	Assured Guaranty Incorporation
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CDA	Community Development Authority
COP	Certificate of participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
PFA	Public Finance Authority
QSBLF	Qualified School Board Loan Fund Insured
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,672,374	$340,906,610	$(340,779,257)	$0	$0	$4,799,727	4,799,727	$204,017
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 23

Notes to portfolio of investments—March 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed-end fund obligations	$0	$11,450,000	$0	$11,450,000
Municipal obligations	0	1,051,882,674	0	1,051,882,674
Short-term investments
Investment companies	4,799,727	0	0	4,799,727
Total assets	$4,799,727	$1,063,332,674	$0	$1,068,132,401
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2026, the Fund did not have any transfers into/out of Level 3.
24 | Allspring Ultra Short-Term Municipal Income Fund